Financial Instruments with Off-Balance-Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2016
Investments, All Other Investments [Abstract]
Financial Instruments Whose Contract Amounts Represent Credit Risk

	In Thousands
	Contract or Notional Amount
	2016	2015
Financial instruments whose contract amounts represent credit risk:
Unused commitments to extend credit	$483,818	391,553
Standby letters of credit	50,660	36,631
Total	$534,478	428,184